Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Deferred tax liability	$ 382	$ 364
Deferred tax assets	$ 1,263	$ 1,343